Financial Instruments - Summary of Company's Financial Assets and Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2020	Nov. 30, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
ASSETS
Cash and cash equivalents	$ 1,883.1		$ 855.2
Financial investments	869.2		424.7
Guarantee deposits	1.7		0.6
Collateralized accounts receivable	13.9		17.6
Contract assets	461.8		461.9
Trade accounts receivable, net	203.4		149.4
Customer and commercial financing	29.9
Derivative financial instruments	9.6		2.1
Other assets	52.0		34.5
Financial assets	3,524.6		1,946.0
LIABILITIES
Loans and financing	4,448.0		91.0	$ 3,647.6	$ 4,198.3
Trade accounts payable and other liabilities	794.5		550.8
Lease liability	64.7	$ 1.6	38.6	$ 57.6
Financial guarantee and residual value	120.8
Derivative financial instruments	9.9		4.5
Other financial liabilities	213.0		128.7
Financial liabilities	5,650.9		813.6
Total [member]
ASSETS
Financial investments	817.4		424.7
Derivative financial instruments	9.6		2.1
Financial assets	827.0		426.8
LIABILITIES
Trade accounts payable and other liabilities	22.2
Financial guarantee and residual value	86.2
Derivative financial instruments	9.9		4.5
Financial liabilities	118.3		4.5
Fair value of the other financial instruments [member]
ASSETS
Cash and cash equivalents	1,883.1		855.2
Financial investments	51.8
Guarantee deposits	1.7		0.6
Collateralized accounts receivable	13.9		17.6
Contract assets	461.8		461.9
Trade accounts receivable, net	203.4		149.4
Customer and commercial financing	36.3
Other assets	52.0		34.5
Financial assets	2,704.0		1,519.2
LIABILITIES
Loans and financing	4,448.0		91.0
Trade accounts payable and other liabilities	772.3		550.8
Lease liability	64.7		38.6
Financial guarantee and residual value	34.6
Other financial liabilities	213.0		128.7
Financial liabilities	5,532.6		809.1
Fair value [member]
ASSETS
Cash and cash equivalents	1,883.1		855.2
Financial investments	869.2		424.7
Guarantee deposits	1.7		0.6
Collateralized accounts receivable	13.9		17.6
Contract assets	461.8		461.9
Trade accounts receivable, net	203.4		149.4
Customer and commercial financing	36.3
Derivative financial instruments	9.6		2.1
Other assets	52.0		34.5
Financial assets	3,531.0		1,946.0
LIABILITIES
Loans and financing	4,319.7		85.1
Trade accounts payable and other liabilities	794.5		550.8
Lease liability	64.7		38.6
Financial guarantee and residual value	120.8
Derivative financial instruments	9.9		4.5
Other financial liabilities	213.0		128.7
Financial liabilities	5,522.6		807.7
Level 2 [member] | Total [member]
ASSETS
Financial investments	761.5		364.1
Derivative financial instruments	9.6		2.1
Financial assets	771.1		366.2
LIABILITIES
Derivative financial instruments	9.9		4.5
Financial liabilities	9.9		4.5
Level 3 [member] | Total [member]
ASSETS
Financial investments	55.9		60.6
Financial assets	55.9		$ 60.6
LIABILITIES
Trade accounts payable and other liabilities	22.2
Financial guarantee and residual value	86.2
Financial liabilities	$ 108.4